UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2014 / Unaudited

	Shares	Value

Common Stocks—98.1%

Consumer Discretionary—21.0%

Auto Components—1.6%

Delphi Automotive plc	72,520	$ 4,415,743

TRW Automotive Holdings Corp.[1]	44,640	3,310,056

		7,725,799

Distributors—1.1%

LKQ Corp.[1]	196,470	5,318,443

Hotels, Restaurants & Leisure—4.1%

Chipotle Mexican Grill, Inc.[1]	8,290	4,575,748

Domino’s Pizza, Inc.	33,740	2,382,381

Dunkin’ Brands Group, Inc.	101,990	4,745,595

Hilton Worldwide Holdings, Inc.[1]	11,590	250,923

MGM Resorts International[1]	100,510	2,448,424

Wynn Resorts Ltd.	26,930	5,855,121

		20,258,192

Household Durables—1.7%

Harman International Industries, Inc.	79,290	8,200,965

Internet & Catalog Retail—2.1%

Netflix, Inc.[1]	16,730	6,848,091

TripAdvisor, Inc.[1]	31,540	2,434,573

zulily, Inc., Cl. A1	20,720	823,620

		10,106,284

Leisure Equipment & Products—1.0%

Polaris Industries, Inc.	39,500	4,945,400

Media—2.3%

AMC Networks, Inc., Cl. A1	64,120	4,131,893

Lions Gate Entertainment Corp.	152,700	4,936,791

Sinclair Broadcast Group, Inc., Cl. A	64,630	2,030,674

		11,099,358

Specialty Retail—3.6%

Conn’s, Inc.[1]	24,130	1,464,932

GNC Holdings, Inc., Cl. A	70,210	3,588,433

O’Reilly Automotive, Inc.[1]	27,740	3,633,385

Tractor Supply Co.	136,480	9,077,285

		17,764,035

Textiles, Apparel & Luxury Goods—3.5%

Deckers Outdoor Corp.[1]	28,960	2,257,432

Michael Kors Holdings Ltd.[1]	75,970	6,072,282

Under Armour, Inc., Cl. A1	81,400	8,800,154

		17,129,868

Consumer Staples—2.8%

Beverages—1.0%

Constellation Brands, Inc., Cl. A1	63,820	4,893,079

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing—0.7%

Whole Foods Market, Inc.	69,350	$ 3,624,231

Food Products—0.4%

Hormel Foods Corp.	45,860	2,083,878

Personal Products—0.7%

Nu Skin Enterprises, Inc., Cl. A	37,350	3,180,353

Energy—5.1%

Energy Equipment & Services—2.1%

Bristow Group, Inc.	29,900	2,146,521

Core Laboratories NV	12,400	2,218,608

Dril-Quip, Inc.[1]	33,880	3,406,973

Oceaneering International, Inc.	35,480	2,417,962

		10,190,064

Oil, Gas & Consumable Fuels—3.0%

Antero Resources Corp.[1]	43,440	2,551,666

Cabot Oil & Gas Corp.	69,190	2,766,216

Concho Resources, Inc.[1]	23,960	2,343,048

Gulfport Energy Corp.[1]	59,410	3,621,039

Oasis Petroleum, Inc.[1]	85,270	3,565,139

		14,847,108

Financials—6.9%

Capital Markets—3.2%

Affiliated Managers Group, Inc.[1]	42,510	8,469,693

Financial Engines, Inc.	79,050	4,815,726

Waddell & Reed Financial, Inc., Cl. A	37,420	2,425,564

		15,710,983

Commercial Banks—3.4%

First Republic Bank	70,020	3,398,071

Signature Bank[1]	59,020	7,203,981

SVB Financial Group[1]	52,040	5,840,449

		16,442,501

Diversified Financial Services—0.3%

MarketAxess Holdings, Inc.	19,320	1,212,137

Health Care—14.0%

Biotechnology—2.4%

BioMarin Pharmaceutical, Inc.[1]	36,190	2,492,767

Incyte Corp.[1]	85,230	5,584,269

Medivation, Inc.[1]	18,590	1,479,764

Pharmacyclics, Inc.[1]	17,210	2,290,135

		11,846,935

Health Care Equipment & Supplies—0.5%

Align Technology, Inc.[1]	43,200	2,566,944

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services—3.7%

AmerisourceBergen Corp.	68,530	$4,606,587

Centene Corp.[1]	60,860	3,688,116

Envision Healthcare Holdings, Inc.[1]	112,980	3,735,119

Team Health Holdings, Inc.[1]	53,550	2,311,218

Universal Health Services, Inc., Cl. B	45,070	3,696,641

		18,037,681

Health Care Technology—2.0%

athenahealth, Inc.[1]	23,320	3,437,368

Cerner Corp.[1]	113,310	6,446,206

		9,883,574

Life Sciences Tools & Services—3.1%

Agilent Technologies, Inc.	41,190	2,395,199

Covance, Inc.[1]	50,020	4,729,891

Illumina, Inc.[1]	51,590	7,841,680

		14,966,770

Pharmaceuticals—2.3%

Actavis plc[1]	43,020	8,129,920

Jazz Pharmaceuticals plc[1]	19,290	2,925,521

		11,055,441

Industrials—17.5%

Aerospace & Defense—2.8%

B/E Aerospace, Inc.[1]	86,344	6,861,758

Hexcel Corp.[1]	159,420	6,644,625

		13,506,383

Airlines—0.5%

Spirit Airlines, Inc.[1]	51,500	2,415,350

Building Products—2.1%

A.O. Smith Corp.	123,070	5,811,366

Fortune Brands Home & Security, Inc.	95,970	4,324,408

		10,135,774

Electrical Equipment—2.6%

Acuity Brands, Inc.	46,550	5,913,712

AMETEK, Inc.	110,912	5,481,271

SolarCity Corp.[1]	20,910	1,549,222

		12,944,205

Machinery—6.9%

Colfax Corp.[1]	41,990	2,529,897

Flowserve Corp.	32,030	2,316,730

Graco, Inc.	35,640	2,476,623

Middleby Corp. (The)[1]	22,120	5,454,350

Pall Corp.	28,960	2,319,696

Pentair Ltd.	52,420	3,896,379

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery (Continued)

Proto Labs, Inc.[1]	50,330	$3,994,189

WABCO Holdings, Inc.[1]	39,090	3,370,340

Wabtec Corp.	96,690	7,136,689

		33,494,893

Professional Services—0.7%

Towers Watson & Co.	28,340	3,313,513

Road & Rail—0.6%

Kansas City Southern	29,250	3,088,507

Trading Companies & Distributors—1.3%

United Rentals, Inc.[1]	76,700	6,208,098

Information Technology—24.7%

Computers & Peripherals—1.2%

Stratasys Ltd.[1]	47,180	5,688,021

Internet Software & Services—6.9%

Cornerstone OnDemand, Inc.[1]	93,880	5,355,854

CoStar Group, Inc.[1]	44,160	7,597,286

LinkedIn Corp., Cl. A1	31,570	6,794,180

Pandora Media, Inc.[1]	122,370	4,413,886

Shutterstock, Inc.[1]	43,420	3,500,086

Yelp, Inc.[1]	49,370	3,749,652

Zillow, Inc., Cl. A1	28,490	2,339,029

		33,749,973

IT Services—2.6%

Alliance Data Systems Corp.[1]	20,940	5,018,480

FleetCor Technologies, Inc.[1]	43,490	4,623,857

MAXIMUS, Inc.	76,420	3,237,915

		12,880,252

Semiconductors & Semiconductor Equipment—1.8%

NXP Semiconductors NV1	97,960	4,736,366

Xilinx, Inc.	91,870	4,264,605

		9,000,971

Software—12.2%

Aspen Technology, Inc.[1]	135,690	6,183,393

Autodesk, Inc.[1]	72,300	3,705,375

CommVault Systems, Inc.[1]	68,820	4,753,398

Concur Technologies, Inc.[1]	54,660	6,632,445

FireEye, Inc.[1]	28,460	2,077,295

Guidewire Software, Inc.[1]	74,240	3,504,870

NetSuite, Inc.[1]	64,065	6,738,357

ServiceNow, Inc.[1]	98,480	6,246,586

Splunk, Inc.[1]	82,950	6,389,639

Tableau Software, Inc., Cl. A1	45,820	3,703,172

Tyler Technologies, Inc.[1]	22,820	2,406,369

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software (Continued)

Ultimate Software Group, Inc. (The)[1]	37,310	$6,090,111

Workday, Inc., Cl. A1	9,490	849,735

		59,280,745

Materials—4.6%

Chemicals—2.7%

Methanex Corp.	37,090	2,222,433

PolyOne Corp.	89,090	3,168,040

Sherwin-Williams Co. (The)	13,410	2,457,517

Westlake Chemical Corp.	42,730	5,193,404

		13,041,394

Construction Materials—0.8%

Eagle Materials, Inc.	47,840	3,767,400

Metals & Mining—0.6%

Carpenter Technology Corp.	49,570	2,880,513

Paper & Forest Products—0.5%

KapStone Paper & Packaging Corp.[1]	90,300	2,525,691

Telecommunication Services—1.5%

Wireless Telecommunication Services—1.5%

SBA Communications Corp., Cl. A1	76,520	7,097,230

Total Common Stocks (Cost $341,417,948)		478,108,936

Investment Company—1.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[2,3] (Cost $9,274,770)	9,274,770	9,274,770

Total Investments, at Value (Cost $350,692,718)	100.0%	487,383,706

Liabilities in Excess of Other Assets	(0.0)	(31,317)

Net Assets	100.0%	$487,352,389

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2013	Gross Additions	Gross Reductions	Shares January 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	11,977,245	51,030,862	53,733,337	9,274,770

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$9,274,770	$2,067

3. Rate shown is the 7-day yield as of January 31, 2014.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal

6    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such

7    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of January 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$ 102,548,344	$ —	$ —	$ 102,548,344
Consumer Staples	13,781,541	—	—	13,781,541
Energy	25,037,172	—	—	25,037,172

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Financials	33,365,621	—	—	33,365,621
Health Care	68,357,345	—	—	68,357,345
Industrials	85,106,723	—	—	85,106,723
Information Technology	120,599,962	—	—	120,599,962
Materials	22,214,998	—	—	22,214,998
Telecommunication Services	7,097,230	—	—	7,097,230
Investment Company	9,274,770	—	—	9,274,770

Total Assets	$ 487,383,706	$ —	$ —	$ 487,383,706

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$351,403,441

Gross unrealized appreciation	$137,586,300
Gross unrealized depreciation	(1,606,035)

Net unrealized appreciation	$135,980,265

9    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/13/2014